Revenue from Contract with Customers - Operating Revenue by Principal Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	$ 2,926,484	$ 1,483,967	$ 781,596
North America [member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	957,730	428,457	233,039
South America [Member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	1,094,450	557,827	281,008
Central America [Member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	819,534	475,590	246,727
Carribean [Member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	$ 54,770	$ 22,093	$ 20,822